Share Capital - Summary of Share Capital (Parenthetical) (Detail) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2018 USD ($)	Jun. 30, 2021 $ / shares shares	Jun. 30, 2020 $ / shares	Jun. 30, 2019 USD ($) $ / shares	Sep. 02, 2021 shares	Jun. 30, 2021 £ / shares shares	Jun. 30, 2020 £ / shares	Jun. 30, 2019 £ / shares
Disclosure of classes of share capital [line items]
Off-market buy-back program | $	$ 5,200			$ 5,220
BHP Group Limited [member]
Disclosure of classes of share capital [line items]
Par value		$ 0.50
BHP Group Limited [member] | Major ordinary share transactions [member]
Disclosure of classes of share capital [line items]
Number of ordinary shares issued on the exercise of awards | shares					4,400,000
BHP Group Plc [member]
Disclosure of classes of share capital [line items]
Par value		0.50
Special Voting share of US$0.50 par value [member] | BHP Group Plc [member]
Disclosure of classes of share capital [line items]
Par value		$ 0.50	$ 0.50	$ 0.50
Number of ordinary shares issued on the exercise of awards | shares		1				1
5.5% Preference shares [member]
Disclosure of classes of share capital [line items]
Par value | £ / shares						£ 1	£ 1	£ 1
Dividend rate percentage		5.50%	5.50%	5.50%
5.5% Preference shares [member] | BHP Group Plc [member]
Disclosure of classes of share capital [line items]
Par value | £ / shares						£ 1	£ 1	£ 1
Dividend rate percentage		5.50%	5.50%	5.50%